Consolidated Balance Sheets (Parenthetical) - ₪ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 1.80	₪ 1.80
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	1,664,884	573,741
Ordinary shares, outstanding	1,664,884	573,741
Reverse stock split	12-1 reverse split